Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Total gross carrying amount	€ 406,218	€ 392,088
Allowance account for credit losses of financial assets	(22,985)	(22,291)	€ (20,531)	€ (19,706)
Trade receivables	€ 383,233	€ 369,797
not matured
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 283,612	€ 285,942
Allowance account for credit losses of financial assets	(515)	(585)
Trade receivables	€ 283,097	€ 285,357
Less than 1 month
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 34,282	€ 48,212
Allowance account for credit losses of financial assets	(54)	(57)
Trade receivables	€ 34,228	€ 48,155
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Total gross carrying amount	€ 9,157	€ 15,831
Allowance account for credit losses of financial assets	(57)	(101)
Trade receivables	€ 9,100	€ 15,730
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Total gross carrying amount	€ 6,155	€ 10,364
Allowance account for credit losses of financial assets	(125)	(156)
Trade receivables	€ 6,030	€ 10,208
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Total gross carrying amount	€ 16,546	€ 8,606
Allowance account for credit losses of financial assets	(211)	(243)
Trade receivables	€ 16,335	€ 8,363
6 - 12 months
Credit risk
ECL Rate	8.52%	8.52%
Total gross carrying amount	€ 34,768	€ 2,216
Allowance account for credit losses of financial assets	(325)	(232)
Trade receivables	€ 34,443	€ 1,984
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Total gross carrying amount	€ 4,861	€ 3,056
Allowance account for credit losses of financial assets	(4,861)	(3,056)
Customers with Objective Evidence of Impairment [Member]
Credit risk
Total gross carrying amount	16,837	17,861
Allowance account for credit losses of financial assets	€ (16,837)	€ (17,861)